Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits Expenses
Schedule of components Employee Benefits Expense

€ millions	2019	2018	2017
Salaries	10,031	9,025	8,693
Social security expenses	1,477	1,339	1,281
Share-based payment expenses	1,835	830	1,120
Pension expenses	369	330	312
Employee-related restructuring expenses	1,111	19	180
Termination benefits outside of restructuring plans	47	52	57
Employee benefits expenses	14,870	11,595	11,643